Deferred Income	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Income

Note 8 – Deferred Income

Deferred income represents advance payments approximating the last one to three months of long-term service agreements with customers

The service agreements with customers are for various periods the last of which ends in 2027.